Long-Term Debt and Financial Liabilities, 5.0 Million Euro Revolving Credit Facility (Details) - 12 months ended Dec. 31, 2025 - 5 Million Euro Revolving Credit Facility [Member]
$ in Thousands, € in Millions
	USD ($)	EUR (€)
Debt Instruments [Abstract]
Face amount	$ 5,430	€ 5.0
Margin on variable rate	1.50%